Taxes - Narrative (Details) ¥ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Taxes
Assessable profit for High and new technology enterprises | $	$ 2
Tax rate	25.00%	25.00%	25.00%
Hong Kong | Assessable profit of first HKD 2 million
Taxes
Tax rate	8.25%	8.25%
Hong Kong | Assessable profit of above HKD 2 million
Taxes
Tax rate	16.50%	16.50%
PRC
Taxes
Tax rate	25.00%	25.00%
Percentage of annual taxable income	25.00%	25.00%
Base profit for small low enterprises | ¥		¥ 3
Preferential income tax rate for small low profit enterprises	20.00%	20.00%
PRC | Kebiao Technology
Taxes
Preferential income tax rate for High and new technology enterprises	15.00%	15.00%		15.00%	15.00%